Insurance - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Discount rate for self-insurance claims reserves	1.10%	0.78%
Health insurance liability	$ 4.7	$ 3.8
Workers' compensation liability	25.1	20.8
General and automobile liability	18.0	14.0
Accrued Expense [Member]
Concentration Risk [Line Items]
General and automobile liability	14.9	$ 12.1
General Liability [Member] | Maximum [Member]
Concentration Risk [Line Items]
Self insurance exposures	0.5
Automobile [Member] | Maximum [Member]
Concentration Risk [Line Items]
Self insurance exposures	1.0
Workers' Compensation [Member] | Maximum [Member]
Concentration Risk [Line Items]
Self insurance exposures	$ 0.8